UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22027

                                FundVantage Trust
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-791-1851

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Reports to Shareholders are attached herewith.


                         CORVERUS STRATEGIC EQUITY FUND

                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                OCTOBER 31, 2009
                                  (UNAUDITED)

DEAR FELLOW SHAREHOLDER:

The Corverus Strategic Equity Fund ended up 16.25% over the six month time period ending Oct. 31, 2009. However, it underperformed relative to the S&P 500, which delivered a return of 20.04%. The market rally that occurred during this period was led by beaten down companies with the shakiest fundamentals as the risk appetite of investors went up sharply. These companies tended to be smaller cap, high beta names in the financial and consumer spaces. This proved to be a challenging environment for our risk aware investment philosophy that favors high quality stocks with reasonable valuations and good earnings visibility.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The past six months for the Corverus Strategic Equity Fund included a tremendous level of market volatility. After staying between 875 and 945 for the first two months, market participants once again began adding risk, pushing the S&P 500 up almost 26% peak-to-trough over the final four months of the reporting period. In the last few weeks of October, the index gave a little back, finishing up the time period 22% higher than where it started. While we did effectively begin adding a more aggressive risk positioning in sectors like Industrials, Energy, and Information Technology, our conservative portfolio positioning in consumer-related stocks impeded our ability to fully keep up with the magnitude of the rally. Within the portfolio, we maintained a higher quality, larger market cap bias for the duration of the six month period. The best performing sectors for the portfolio were in Commodities, specifically led by Materials and, to a lesser extent, Energy. The combination of Telecomm Services and the Consumer-related industry groups provided headwinds to the relative performance of the portfolio that more than offset the positive impact of the Commodities macro-sector.

INVESTMENT CLIMATE AND OUTLOOK

As we enter the early expansion phase of a new business cycle, the clouds of uncertainty seem to be parting to reveal some light. There are several tailwinds that are working to bolster the recovery. The impact of the unprecedented level of monetary and fiscal stimulus pumped in by the government has added traction to the pace of economic growth. The surprising level of comfort that overseas investors have shown with holding dollar-denominated assets and U.S. government debt, despite the ballooning deficits has proved to be another support for the recovery we are seeing. The continuation of an exceptionally accommodative monetary policy with essentially "free" money available to U.S. financial institutions in a steep yield curve environment has also acted as a fuel to fan the fire of growth. Finally, the strong trends in overseas infrastructure-related demand have helped companies improve their bottom lines. Though government spending and overseas trade can add to growth, a floor on housing and a ceiling on unemployment will have to be found to make this recovery sustainable. Recent data are pointing to the first signs of this desirable trend. The inability of the U.S. consumer to contribute to the global economic recovery as personal savings rate increase and consumer credit borrowing decrease can prove to be a major headwind for the economy. In addition, the increasing possibility that the ability of financial institutions to earn their way back into solvency could be hampered as the threat of increased regulatory restrictions could weigh on profitability. Ultimately, the focus will be on the two major catalysts for growth - personal consumption and business investment. As far as personal consumption is concerned, the ability of the U.S. consumer to recover and the ability of the emerging market consumer to sustain demand will be the deciding factors. If the U.S. consumer is rejuvenated before the fiscal and monetary stimulus subside or if the emerging market consumer can supply enough demand to sustain the current infrastructure-related growth, then this recovery can persist and become markedly less volatile. However, if the consumer is unable to recover before the inevitable decrease in government spending and the emerging market consumer is unable to fill a large enough portion of the void, that could set the stage for the economy to experience another correction, leading to the terminal phase (i.e. a double-dip recession). The case for business investment seems more hopeful given the improved cost structure relative to wages, interest, and commodities, combined with depletion in inventories. However, businesses can't cut costs forever, and at some point revenue growth is a necessity. For the economy to grow on a sustainable basis, we must therefore see an improvement in longer term fundamentals like sales, housing, credit, employment and corporate profits. As we progress through the next few quarters, these fundamental strengths will prove critical to the market's success as investors will in all probability be faced with higher levels of inflation, taxes, and market interest rates.

ISAAC GREEN, CFA
PORTFOLIO MANAGER

                         CORVERUS STRATEGIC EQUITY FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2009
                                   (UNAUDITED)

              Total Returns for the Periods Ended October 31, 2009

                                                 SINCE
                        SIX MONTHS   1 YEAR   INCEPTION*
                        ----------   ------   ----------
CLASS I SHARES             16.25%     6.85%     -15.32%
S&P 500(R) INDEX           20.04%     9.80%     -15.19%
RUSSELL 1000(R) INDEX      20.08%    11.20%     -15.66%

* The Corverus Strategic Equity Fund (the "Fund") commenced operations on June 19, 2008.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (888) 739-1390. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL FUND GROSS AND NET OPERATING EXPENSE RATIO FOR CLASS I SHARES, AS STATED IN THE CURRENT PROSPECTUS, IS 31.79% AND 1.00%, RESPECTIVELY, OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. PIEDMONT INVESTMENT ADVISORS, LLC (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS I SHARES TO 1.00%. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2011, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION.

A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 180 DAYS OF PURCHASE. A REDUCED REDEMPTION FEE OF 1.00%, CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED (USING STANDARD ROUNDING CRITERIA) APPLIES TO SHARES REDEEMED WITHIN 360 DAYS OF PURCHASE BUT AFTER 181 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE INDEX ("S&P 500(R) INDEX") AND THE RUSSELL 1000(R) INDEX. THE S&P 500(R) INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                         CORVERUS STRATEGIC EQUITY FUND

                             FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2009
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2009, through October 31, 2009 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   CORVERUS STRATEGIC EQUITY FUND -- CLASS I SHARES
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                                 MAY 1, 2009           OCTOBER 31, 2009     DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,162.50            $5.45
Hypothetical (5% return before expenses)           1,000.00                 1,020.10             5.10

----------
* Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2009 of 1.00% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) then divided by 365 days. The Fund's ending account values on the first line in each table are based on the actual six month total return for the Fund of 16.25% for Class I Shares.

                         CORVERUS STRATEGIC EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2009
                                  (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                     % OF NET
                                      ASSETS       VALUE
                                     --------   ----------
COMMON STOCKS:
   Information Technology ........     19.5%    $  458,204
   Health Care ...................     13.1        306,939
   Financials ....................     12.7        298,976
   Energy ........................     12.7        298,709
   Industrials ...................     10.8        253,668
   Consumer Staples ..............     10.8        253,149
   Consumer Discretionary ........      9.2        216,176
   Materials .....................      2.9         68,078
   Utilities .....................      2.9         68,036
   Telecommunication Services ....      2.7         63,420
   Other Assets in Excess of
      Liabilities ................      2.7         63,903
                                      -----     ----------
NET ASSETS .......................    100.0%    $2,349,258
                                      =====     ==========

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2009
                                   (UNAUDITED)

                                                          Number of
                                                            Shares       Value
                                                          ---------   ----------
COMMON STOCKS -- 97.3%
CONSUMER DISCRETIONARY -- 9.2%
DIRECTV Group, Inc. (The)* ............................       2,260   $   59,438
Macy's, Inc. ..........................................       2,880       50,602
McDonald's Corp. ......................................       1,057       61,951
TJX Cos., Inc. (The) ..................................       1,183       44,185
                                                                      ----------
                                                                         216,176
                                                                      ----------
CONSUMER STAPLES -- 10.8%
Coca-Cola Co. (The) ...................................       1,296       69,090
CVS Caremark Corp. ....................................         660       23,298
McCormick & Co., Inc. .................................       1,110       38,861
Procter & Gamble Co. ..................................       1,485       86,130
Wal-Mart Stores, Inc. .................................         720       35,770
                                                                      ----------
                                                                         253,149
                                                                      ----------
ENERGY -- 12.7%
Apache Corp. ..........................................         820       77,178
Chevron Corp. .........................................       1,060       81,132
Exxon Mobil Corp. .....................................       1,188       85,144
National-Oilwell Varco, Inc.* .........................       1,348       55,255
                                                                      ----------
                                                                         298,709
                                                                      ----------
FINANCIALS -- 12.7%
Bank of America Corp. .................................       4,815       70,203
JPMorgan Chase & Co. ..................................         803       33,541
MetLife, Inc. .........................................       2,212       75,274
Morgan Stanley ........................................       1,944       62,441
Wells Fargo & Co. .....................................       2,090       57,517
                                                                      ----------
                                                                         298,976
                                                                      ----------
HEALTH CARE -- 13.1%
Baxter International, Inc. ............................       1,250       67,575
Gilead Sciences, Inc.* ................................         991       42,167
Johnson & Johnson .....................................       1,284       75,820
Medco Health Solutions, Inc.* .........................       1,286       72,170
Mylan, Inc.* ..........................................       3,030       49,207
                                                                      ----------
                                                                         306,939
                                                                      ----------
INDUSTRIALS -- 10.8%
Boeing Co. (The) ......................................         970       46,366
Deere & Co. ...........................................         750       34,163
Emerson Electric Co. ..................................       1,500       56,625

                                                          Number of
                                                            Shares       Value
                                                          ---------   ----------
COMMON STOCKS -- (CONTINUED)
General Electric Co. ..................................       4,277   $   60,990
Norfolk Southern Corp. ................................       1,191       55,524
                                                                      ----------
                                                                         253,668
                                                                      ----------
INFORMATION TECHNOLOGY -- 19.5%
Apple, Inc.* ..........................................         270       50,895
Cisco Systems, Inc.* ..................................       3,023       69,076
Google, Inc., Class A* ................................         167       89,532
Intel Corp. ...........................................       1,780       34,016
International Business Machines Corp. .................         588       70,919
MasterCard, Inc., Class A .............................         170       37,233
Microsoft Corp. .......................................       2,340       64,888
NVIDIA Corp.* .........................................       3,482       41,645
                                                                      ----------
                                                                         458,204
                                                                      ----------
MATERIALS -- 2.9%
Celanese Corp. ........................................         930       25,529
Freeport-McMoRan Copper & Gold, Inc.* .................         580       42,549
                                                                      ----------
                                                                          68,078
                                                                      ----------
TELECOMMUNICATION SERVICES -- 2.7%
Sprint Nextel Corp.* ..................................       8,900       26,344
Verizon Communications, Inc. ..........................       1,253       37,076
                                                                      ----------
                                                                          63,420
                                                                      ----------
UTILITIES -- 2.9%
FirstEnergy Corp. .....................................       1,572       68,036
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $1,974,545) ...............................                2,285,355
                                                                      ----------
TOTAL INVESTMENTS -- 97.3%
   (Cost $1,974,545) ..................................                2,285,355
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 2.7% .............................                   63,903
                                                                      ----------
NET ASSETS -- 100.0% ..................................               $2,349,258
                                                                      ==========

----------
*    Non income producing.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2009
                                   (UNAUDITED)

ASSETS
   Investments, at value (Cost $1,974,545) ...................   $2,285,355
   Cash ......................................................      104,107
   Dividends and interest receivable .........................        2,050
   Receivable from Investment Adviser ........................       37,293
   Prepaid expenses and other assets .........................       14,377
                                                                 ----------
      Total assets ...........................................    2,443,182
                                                                 ----------
LIABILITIES
   Payable for capital shares redeemed .......................       41,883
   Payable for administration and accounting fees ............       13,158
   Payable for Trustees and Officers .........................        6,053
   Payable for custodian fees ................................        1,033
   Payable for transfer agent fees ...........................        4,686
   Payable for printing fees .................................        5,045
   Accrued expenses ..........................................       22,066
                                                                 ----------
      Total liabilities ......................................       93,924
                                                                 ----------
   NET ASSETS ................................................   $2,349,258
                                                                 ==========
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ............................   $    2,958
   Paid-in capital ...........................................    2,120,349
   Undistributed net investment income .......................       12,770
   Accumulated net realized loss from investments ............      (97,629)
   Net unrealized appreciation on investments ................      310,810
                                                                 ----------
      Net Assets .............................................   $2,349,258
                                                                 ==========
CLASS I:
   Shares outstanding ........................................      295,769
                                                                 ----------
   Net asset value, offering and redemption price per share ..   $     7.94
                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                             STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED OCTOBER 31, 2009
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends ...............................................   $  16,684
   Interest ................................................          20
                                                               ---------
      Total investment income ..............................      16,704
                                                               ---------
EXPENSES
   Advisory fees (Note 2) ..................................       6,637
   Administration and accounting fees (Note 2) .............      37,298
   Transfer agent fees (Note 2) ............................      19,496
   Trustees' and officers' fees ............................      15,467
   Audit fees ..............................................      12,602
   Custodian fees (Note 2) .................................      11,058
   Legal fees ..............................................      10,081
   Printing and shareholder reporting fees .................       5,767
   Registration and filing fees ............................       2,751
   Other expenses ..........................................         830
                                                               ---------
      Total expenses before waivers and reimbursements .....     121,987
                                                               ---------
      Less: waivers and reimbursements (Note 2) ............    (111,776)
                                                               ---------
   Net expenses after waivers and reimbursements ...........      10,211
                                                               ---------
   Net investment income ...................................       6,493
                                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized gain from investments ......................      55,989
   Net change in unrealized appreciation on investments ....     220,120
                                                               ---------
   Net realized and unrealized gain from investments .......     276,109
                                                               ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $ 282,602
                                                               =========

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE
                                                                        SIX MONTHS ENDED       FOR THE
                                                                        OCTOBER 31, 2009     PERIOD ENDED
                                                                          (UNAUDITED)      APRIL 30, 2009*
                                                                        ----------------   ---------------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ............................................      $    6,493        $   10,112
   Net realized gain/(loss) from investments ........................          55,989          (153,618)
   Net change in unrealized appreciation from investments ...........         220,120            90,690
                                                                           ----------        ----------
   Net increase/(decrease) in net assets resulting from operations ..         282,602           (52,816)
                                                                           ----------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I ..........................................................              --            (4,057)
                                                                           ----------        ----------
   Total net investment income ......................................              --            (4,057)
                                                                           ----------        ----------
   Net decrease in net assets from dividends and
      distributions to shareholders .................................              --            (4,057)
                                                                           ----------        ----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ............................................         307,675         1,815,854
                                                                           ----------        ----------
Total increase in net assets ........................................         590,277         1,758,981
                                                                           ----------        ----------
NET ASSETS
   Beginning of period ..............................................       1,758,981                --
                                                                           ----------        ----------
   End of period ....................................................      $2,349,258        $1,758,981
                                                                           ==========        ==========
   Undistributed net investment income ..............................      $   12,770        $    6,277
                                                                           ==========        ==========

----------
*    The Fund commenced investment operations on June 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                             CLASS I
                                                              ------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED     FOR THE PERIOD
                                                              OCTOBER 31, 2009     JUNE 19, 2008*
                                                                 (UNAUDITED)     TO APRIL 30, 2009
                                                              ----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......................      $ 6.83             $ 10.00
Net investment income .....................................        0.02(1)             0.08(1)
Net realized and unrealized loss on investments ...........        1.09               (3.22)
                                                                 ------             -------
Net decrease in net assets resulting from operations ......        1.11               (3.14)
                                                                 ------             -------
Dividends to shareholders from:
Net investment income .....................................          --               (0.03)
                                                                 ------             -------
Net asset value, end of period ............................      $ 7.94             $  6.83
                                                                 ======             =======
Total investment return(2) ................................       16.25%(3)          (31.44)%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .................      $2,349             $ 1,759
Ratio of expenses to average net assets ...................        1.00%(4)            1.00%(4)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .............................       11.95%(4)           31.79%(4)
Ratio of net investment income to average net assets ......        0.64%(4)            1.47%(4)
Portfolio turnover rate ...................................       46.89%(3)          133.18%(3)


----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2009
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Corverus Strategic Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on June 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2009, there were three series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of October 31, 2009, Class A Shares had not been issued.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Fair Value Measurements - The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                         CORVERUS STRATEGIC EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

                                                            Level 2        Level 3
                                   Total       Level 1    Significant    Significant
                                 Value at      Quoted      Observable   Unobservable
                                 10/31/09       Price        Input          Input
                                ----------   ----------   -----------   ------------
Investments in Securities* ..   $2,285,355   $2,285,355       $--            $--
                                ==========   ==========       ===            ===

*    Please refer to the Portfolio of Investments for further details.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                         CORVERUS STRATEGIC EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Piedmont Investment Advisors, LLC ("Piedmont" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. Piedmont has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses, excluding taxes, any class-specific expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions to 1.00% of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation shall remain in effect until April 30, 2011, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. At October 31, 2009, the amount of potential recovery by the Adviser was as follows:

           EXPIRATION
-------------------------------
APRIL 30, 2012   APRIL 30, 2013
--------------   --------------
   $212,468         $111,776

For the period ended October 31, 2009, investment advisory fees accrued and waived were $6,637 and fees reimbursed by the Adviser were $105,139. At October 31, 2009, $37,293 was due from the Adviser for reimbursement of other expenses.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

                         CORVERUS STRATEGIC EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     The Trust and the Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares. As of October 31, 2009, the Fund's Class A Shares have not been offered.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The aggregate renumeration paid to the Trustees by the Trust during the period ended October 31, 2009 was $43,125. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the six months ended October 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                            PURCHASES     SALES
                           ----------   --------
Investment Securities ..   $1,207,085   $913,670

4. CAPITAL SHARE TRANSACTIONS

     From the six months ended October 31, 2009 and the period from June 19, 2008 (commencement of operations) to April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                       FOR THE SIX MONTHS ENDED      FOR THE PERIOD
                           OCTOBER 31, 2009          JUNE 19, 2008*
                             (UNAUDITED)            TO APRIL 30, 2009
                       -----------------------    --------------------
                         SHARES       VALUE        SHARES      VALUE
                        --------   ----------     -------   ----------
Sales ..............     139,818   $1,075,212     322,879   $2,269,594
Reinvestments ......          --           --         586        4,057
Redemption Fees** ..          --           --          --           --
Redemptions ........    (101,684)    (767,537)    (65,830)    (457,797)
                        --------   ----------     -------   ----------
Net Increase .......      38,134   $  307,675     257,635   $1,815,854
                        ========   ==========     =======   ==========

*    Commencement of operations.

** There is a 2.00% redemption fee that may be charged on shares redeemed within the first 180 days of their acquisition and a 1.00% redemption fee that may be charged on shares redeemed between 181 and 360 days following their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

                         CORVERUS STRATEGIC EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2009
                                  (UNAUDITED)

     As of October 31, 2009, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Maria J. Mauceri Trustees for New York Life Progress - Sharing Investment Program Trust (88%).

5. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     For the fiscal period ended April 30, 2009, the tax character of distributions paid by the Fund was $4,057 of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2009, there was $6,277 of undistributed ordinary income on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     As of October 31, 2009, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $1,974,545
                                ==========
Gross unrealized appreciation      337,475
Gross unrealized depreciation      (26,665)
                                ----------
Net unrealized appreciation     $  310,810
                                ==========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period ended April 30, 2009, the Fund incurred post October capital losses of $83,581 that will be deferred to the fiscal year ended April 30, 2010.

     As of April 30, 2009, the Fund had a capital loss carryforward of $5,425. If not utilized against future capital gains, this capital loss carryforward will expire in 2017.

6. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through December 17, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 739-1390 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CORVERUS STRATEGIC EQUITY FUND

                                 PRIVACY NOTICE
                                  (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (888) 739-1390.

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

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

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

(LOGO)   CORVERUS
         STRATEGIC EQUITY FUND

                              OF FUNDVANTAGE TRUST

                                 Class I Shares

                                   SEMI-ANNUAL
                                     REPORT

                                October 31, 2009
                                   (Unaudited)

This report is submitted for the general information of the shareholders of the Corverus Strategic Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Corverus Strategic Equity Fund. Shares of the Corverus Strategic Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER

Piedmont Investment Advisors, LLC
411 West Chapel Hill Street
Suite 1100
Durham, NC 27701

ADMINISTRATOR

PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL

Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                                  LATEEF FUND

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                OCTOBER 31, 2009
                                   (UNAUDITED)

DEAR LATEEF FUND SHAREHOLDER,

The third quarter of 2009 marked the one year anniversary of the failure of the 158 year old investment bank Lehman Brothers, which many consider the climactic event of the credit crisis. A media deluge covered the one year anniversary which included comments by Warren Buffett who likened the surrounding events to a financial Pearl Harbor. What a difference a year makes. Signs of stabilization in the economy are becoming more evident in housing and manufacturing among other industries, and the stock market is responding. According to the S&P/Case-Shiller Home Price Indices, home prices rose sequentially for the third consecutive month in July. The Institute for Supply Management (ISM) index for manufacturing surged above the expansionary level of 50 to 52.9 in August, for the first time in 18 months.

The S&P 500 index nearly repeated its second quarter gain of 15.9% by rising another 15.6% in the third quarter. Since the market low in March, the S&P 500 has rebounded 55% and is 17.05% higher for the year. The market reacted to much better than expected earnings reports which were driven primarily by cost cutting and low expectations. During the quarter, 73% of companies in the S&P 500 index reported better than expected earnings as estimated by sell-side analysts for the second quarter, which is a record. We are pleased that 90% of our owned companies reported better earnings than consensus estimates. A common refrain by companies who commented on the current business environment during their quarterly earnings reports, was that business had stabilized and that the worst was behind them, even though visibility and evidence of a sustained recovery were murky.

We were encouraged by the comments of the CFO of one of the Lateef Fund's portfolio companies, data storage leader EMC, who remarked that, "during the (second) quarter, we experienced more normal linearity compared with Q1...(and that the) customer approval processes and the timing of their spending appeared to be more normal...what the year is now looking to be is to be a little bit more normal from a sequential point of view."

On the other hand, the CEO of Walgreens, a company whose stock the Fund does not hold, recently characterized 2009 as one of the most strategic transformational years in its 108 year history and that "we've adjusted our retail model to respond to what we believe will be lasting changes in consumer behavior." The CEO adds, "we're going to have a tight consumer and a cautious consumer (and) we're going to have to...really drive value... with private brand."

It is clear that the credit crisis of 2009 and the corresponding recession, like many previous economic upheavals, will define winning companies who will adapt and prosper. Many other companies will inevitably struggle with a response to a "new normal." The "new normal" refers to an economic recovery that will be tepid, characterized by less consumption, more saving, more regulation and higher taxes. Janet Yellen, President and CEO of the Federal Reserve Bank of San Francisco, recently said that, "At first glance, history suggests that a vigorous expansion could very well take place following previous deep recessions...(but) this time though rapid growth does not seem to be in store. My own forecast envisions a far less robust recovery, one that would look more like the letter U than V." She notes that she isn't alone. The Blue Chip consensus forecast, which reflects the views of nearly 50 professional forecasters, anticipates by far the weakest recovery of the postwar era over the next year and a half. Lastly, Federal Reserve Chairman Ben Bernanke said that while the recession was likely

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

over, the recovery will be slow and will take time to create jobs, "It is still going to feel like a very weak economy for some time as many people still find their job security and their employment status is not what they wish it was." The free-spending days of American consumerism, fueled by lax credit, are over. Growth will be constrained by the consumer's desire to retire debt and replenish savings. Consumer debt as a percent of GDP has risen to 96% from 44% when our firm was founded in 1974, and where it had been for the previous ten years. The personal savings rate, which plunged to a 50 year low of less than 1% in 2008, increased to 4.2% as of July, but is still below its 50 year median of 7.4%. The savings rate is likely to continue increasing to pay down debt and replenish lost wealth.

                              PERSONAL SAVING RATE

                                    SAAR, %

                                     (CHART)

Source: Strategas

We acknowledge that de-levering and tight consumer credit will constrain consumer spending for the short and perhaps intermediate term. We also recognize that the prospects for more regulation and higher taxes are threats to growth. However, we realize that while these challenges are real for many companies, they present opportunities for others that have a compelling value-added competitive advantage, are self-funding with little or no debt, and are poised to capture market share from weakened competitors. While we may face a "new normal" economic environment for a period of time, our time tested research process, that focuses on a select group of quality businesses that are leaders, provide unique value to their customers, are self-funding, and generate superior investment returns with less risk, is NOT at all new, and very much normal to us. Our consistent process leads us to search for underappreciated growth businesses with high returns on capital while continually reassessing our existing holdings to determine whether new developments continue to meet our original

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

rationale for ownership. Our search led us to buy two new companies for the Fund that help their clients save money, work more efficiently and allow them to optimize their unique business offerings.

The first is Accenture (ACN), which is a leading world class consulting, technology services and outsourcing organization with operations in more than 200 cities and 52 countries. One of Accenture's competitive strengths is its global delivery model where it operates with one common brand and integrated business model designed to provide clients around the world with common best practices and a consistent high level of service. Accenture was formerly the consulting practice of Arthur Andersen. Since becoming a public company in 2001, operating income has grown at a compounded rate of 12%, it has grown its outsourcing business, which helps companies outsource labor to lower labor geographies, to 43% of revenues from 17%. This is significant because outsourcing contracts are long-term, thereby enhancing visibility of revenues. Recurring revenues are now more than 50% of total revenues. The company has also increased its number of "Diamond Clients," which are clients representing more than $100 million of revenues to Accenture, to 87 from 16 in 2001. Furthermore, of its top 100 clients, 87 have been clients for 10 years or more. Accenture has a reputation of producing strong operators and line managers who are proven executors. They get the job done. Accenture should benefit as companies seek guidance in integrating merged companies and embrace serious cost cutting measures as is occurring in the banking, pharmaceutical and auto industries. Accenture has generated $14 billion of free cash flow since 2001 and has deployed $13 billion to repurchase stock. The company has over $4 billion in cash, no debt, generates a 100% return on invested capital ("ROIC"), and was priced at a price to earning ("P/E") ratio of just 13x expected 2010 earnings compared to its historical average of 17.5x and had a free cash flow yield of over 9%.

The second is Teradata (TDC), which is a unique global leader and pioneer in enterprise data warehousing including enterprise analytic technologies and services. Companies in general are inundated with transactional data from customers. Teradata has proprietary software that works with any hardware platform to allow companies to transform raw business data from disparate departments into useful, insightful and actionable enterprise intelligence. Teradata, for instance, prevented a major U.S. bank's credit card sales group from soliciting customers from the same bank's mortgage holders who were delinquent on their mortgage payments. A Teradata customer we spoke with said that there are hundreds of examples where Teradata's system helped them make better decisions with facts instead of intuition, and make decisions in hours instead of weeks. Teradata uses enterprise wide analytics to optimize decisions as varied as customer loyalty programs, product recalls, supply chain logistics, store location and hiring decisions. Teradata spun out from NCR two years ago and since then, has expanded its product platform, partnerships and sales territories that together offer the opportunity for accelerated revenue growth. Teradata has over $600 million in cash, no debt, consistently generates free cash flow (it's free cash flow yield was over 10% at original purchase), has a ROIC over 30%, a conservative plan for growing earnings in the high teens rate, and priced at 17x estimated 2010 earnings.

We sold Costco (COST) as recent developments violated our rational for owning the company. Costco is a terrific experience and value for shoppers but has been frustrating for shareholders. In the last year, Costco has aggressively lowered its prices ahead of their competitor's prices and ahead of their own product cost decreases. The company has sacrificed sales, earnings, and shareholder value to "wow" its customers with unbeatable pricing to ensure strong member renewals and high foot traffic. Repeated aggressive price discounting to a level where the company admitted it made no profit margin on many popular items, was an offensive strategy by

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                   (UNAUDITED)

choice and not something they were forced to do. We believe Costco's core value proposition is already so selfevident, that the company didn't need to discount to below cost, and thereby destroy shareholder value. Additionally, despite having an opportunity to capitalize on attractive commercial real estate locations vacated by failing retailers, we were disappointed to learn that Costco is actually slowing down their new store growth.

We also sold Disney (DIS), which has underinvested the last three fiscal years. We believe the market doesn't fully understand the extent of future spending that Disney is planning for the next few calendar years. Disney is building two new cruise ships that we estimate will cost $1 billion each, finally renovating major sections of California Adventure which sorely needed updating, is expanding Hong Kong Disney, building an 800 room hotel/timeshare resort in Hawaii scheduled to be completed by 2012 and is buying sports license rights to broadcast European games to grow ESPN overseas. We think all of these are worthy spending initiatives that will eventually improve ROIC, but during the initial investment phase, Disney will bear the cost without the commensurate return which will lower return on capital. Lastly, Disney recently announced the acquisition of Marvel Entertainment for over $4 billion. The deal is dilutive to earnings for two years and, since the movie license rights for the major characters are already contractually committed to other companies (Sony owns Spiderman), the benefit to Disney will primarily come from licensing the characters for toys and video games. Disney stock had appreciated by about 25% this year as media companicyclical rebound in advertising, and we took advantage to sell into strength.

The Fund does not have any direct exposure to traditional consumer cyclical companies, retailers, banks or brokers where we believe there is more risk for disappointment in cash generation. We believe the Fund holdings remain attractively priced, and are poised to benefit from current market opportunities. For instance, one of the Fund's portfolio companies, Scripps Network Interactive (SNI), whose flagship assets are its ownership of cable television channels Food Network and Home and Garden TV, recently said that record ratings at both channels bode well for negotiating much higher affiliate fee revenues on expiring distribution contracts with cable and satellite distributors as well as higher advertising revenue. The company is benefitting from a nesting phenomenon where consumers are enjoying less expensive forms of entertainment by viewing proprietary content from targeted lifestyle cable channels that resonate with their basic living needs. The company recently said that Food Network ratings are "white hot" and the network is underpaid for its level of viewership. CEO Ken Lowe added that "I am optimistic that this (affiliate fee negotiations) is going to come out in a good place." CFO Joe DeCastro added that "the scatter market (spot advertising market) has been improving every month for the past two quarters...visibility is still notoward prior year numbers."

Other beneficiaries include credit card processors Visa (V) and MasterCard (MC) who reiterated that they are on target to meet their goal of growing earnings by at least 20% this year and next. While the average ticket per transaction is down about 10% from last year, frequency of swipes is higher and the pace of debit card usage is strong. At Visa, debit card usage eclipsed credit card usage for the first time this year. Debit cards are typically used for recurring transactions such as bill payment and purchases at pharmacies, gas stations and grocery stores.

The Lateef Fund portfolio has a return on equity of 37% vs. 8% (preliminary)* for the S&P 500, our P/E ratio is on par with the S&P 500 of 16.8x, and the appreciation potential of our stocks to our estimate of current fair value is 40%. The market research boutique, Strategas notes that as of late September, only 90 stocks, or 18% of the

----------
*    This is an estimate and is subject to change.

                                   LATEEF FUND

               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                                OCTOBER 31, 2009
                                   (UNAUDITED)

S&P 500 were trading above their pre-Lehman level. Despite the market's price move this year, we believe the Fund's stocks are attractively priced and will benefit from the market opportunities ahead, whether the cycle is a "new normal" or just plain normal.

The Fund was up 15.42% for the last six months and was up 11.41% for the trailing 1 year period, compared to 20.04% and 9.80% for the S&P 500 respectively. The annualized, since inception (September 6, 2007) return for the Fund was -9.77% versus the S&P 500's -13.05%(1).


(Lateef Investment Management)
Lateef Investment Management

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2009 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

(1) FOR PURPOSES OF THIS LETTER, WE UTILIZE THE INVESTMENT RETURNS FOR THE LATEEF FUND INSTITUTIONAL CLASS I SHARES (TICKER: LIMIX). THE ONLY DIFFERENCE IN SHAREHOLDER RETURNS IS THE EXPENSE RATIO, WHICH VARIES BY CLASS OF SHARES. DISCUSSION OF PARTICULAR FUND HOLDINGS IS NOT INTENDED AS A RECOMMENDATION TO BUY, HOLD OR SELL THOSE SECURITIES. THE FUND'S PORTFOLIO COMPOSITION MAY CHANGE AT ANY TIME. VISIT www.lateef.com TO SEE THE FUND'S MOST RECENTLY PUBLISHED TOP 10 HOLDINGS LIST.

                                  LATEEF FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2009
                                   (UNAUDITED)

               Total Returns For the Period Ended October 31, 2009

                         SIX MONTHS   1 YEAR   SINCE INCEPTION*
                         ----------   ------   ----------------
CLASS I SHARES             15.42%     11.41%         -9.77%
CLASS A SHARES
(WITHOUT SALES CHARGE)     15.20%     11.02%        -10.05%
CLASS A SHARES
(WITH SALES CHARGE)         9.49%      5.43%        -12.18%
CLASS C SHARES             14.83%     10.30%        -10.80%
RUSSELL 3000(R) INDEX      19.77%     10.83%        -12.96%
S&P 500(R) INDEX           20.04%      9.80%        -13.05%

* Annualized - The Lateef Fund (the "Fund") commenced operations on September 6, 2007

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING
(866) 499-2151.

THE RETURNS SHOWN FOR CLASS A SHARES REFLECT A DEDUCTION FOR THE MAXIMUM FRONT-END SALES CHARGE OF 5.00%. ALL OF THE FUND'S SHARE CLASSES APPLY A 2.00% FEE TO THE VALUE OF SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE FUND'S TOTAL ANNUAL GROSS AND NET OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.82% AND 1.57% FOR CLASS I SHARES, 2.07% AND 1.82% FOR CLASS A SHARES AND 2.82% AND 2.57% FOR CLASS C SHARES, RESPECTIVELY, OF THE FUND'S AVERAGE DAILY NET ASSETS. THESE RATES MAY FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. EFFECTIVE SEPTEMBER 1, 2009, LATEEF INVESTMENT MANAGEMENT, L.P. (THE "ADVISER") HAS CONTRACTUALLY AGREED TO WAIVE OR OTHERWISE REDUCE ITS ANNUAL COMPENSATION RECEIVED FROM THE FUND BY THE LESSER OF
(I) 0.25% OF AVERAGE DAILY NET ASSETS (25 BASIS POINTS), OR (II) AN AMOUNT NECESSARY TO ENSURE THAT THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES," EXCLUDING TAXES, ANY CLASS-SPECIFIC EXPENSES (SUCH AS RULE 12B-1 DISTRIBUTION FEES, SHAREHOLDER SERVICE FEES, OR TRANSFER AGENCY FEES), "ACQUIRED FUND FEES AND EXPENSES," INTEREST, EXTRAORDINARY ITEMS AND BROKERAGE COMMISSIONS, DO NOT EXCEED 1.25% OF AVERAGE DAILY NET ASSETS (125 BASIS POINTS) (THE "EXPENSE LIMITATION"). THE EXPENSE LIMITATION WILL REMAIN IN PLACE UNTIL AUGUST 31, 2010, UNLESS THE BOARD OF TRUSTEES APPROVES ITS EARLIER TERMINATION.

THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500(R) COMPOSITE PRICE INDEX ("S&P 500(R)") AND THE RUSSELL 3000(R) INDEX. THE S&P 500(R) IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                   LATEEF FUND

                            FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2009
                                  (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2009 through October 31, 2009 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   LATEEF FUND

                      FUND EXPENSE DISCLOSURE (CONCLUDED)
                                OCTOBER 31, 2009
                                  (UNAUDITED)

                                                                LATEEF FUND
                                              ------------------------------------------------
                                                BEGINNING          ENDING
                                              ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID
                                               MAY 1, 2009    OCTOBER 31, 2009   DURING PERIOD*
                                              -------------   ----------------   --------------
Class I Shares
   Actual                                       $1,000.00         $1,154.20          $ 8.74
   Hypothetical (5% return before expenses)      1,000.00          1,016.99            8.22
Class A Shares
   Actual                                       $1,000.00         $1,152.00          $10.09
   Hypothetical (5% return before expenses)      1,000.00          1,015.71            9.49
Class C Shares
   Actual                                       $1,000.00         $1,148.30          $14.13
   Hypothetical (5% return before expenses)      1,000.00          1,011.88           13.32

----------
* Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2009 of 1.61%, 1.86%, and 2.61% for Class I, Class A, and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual six month total returns for the Fund of 15.42%, 15.20%, and 14.83% for Class I, Class A, and Class C Shares, respectively.

                                   LATEEF FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2009
                                   (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                    % of Net
                                     Assets        Value
                                    --------   ------------
COMMON STOCKS:
   Information Technology .......     15.7%    $ 16,973,412
   Consumer Services ............     13.1       14,147,676
   Insurance ....................     12.4       13,351,516
   Business Services ............     11.7       12,595,662
   Transportation ...............      8.4        9,066,625
   Education ....................      5.8        6,231,259
   Broadcasting .................      5.0        5,348,175
   Oil & Gas ....................      4.7        5,109,185
   Aerospace & Defense ..........      4.5        4,881,620
   Cosmetics & Personal Care ....      4.4        4,779,760
   Diversified Financials .......      4.0        4,374,651
   Healthcare - Products ........      3.7        3,960,507
   Capital Goods ................      3.0        3,196,356
   Outstanding Options
      Purchased .................      0.0           11,625
   Outstanding Options Written ..     (0.2)        (192,975)
   Other Assets in Excess of
      Liabilities ...............      3.8        4,079,147
                                     -----     ------------
   NET ASSETS ...................    100.0%    $107,914,201
                                     =====     ============

----------
Portfolio holdings are subject to change at any time.

     The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2009
                                  (UNAUDITED)

                                                 Number
                                                   of
                                                 Shares         Value
                                                ---------   ------------
COMMON STOCKS -- 96.4%
AEROSPACE & DEFENSE -- 4.5%
Rockwell Collins, Inc .......................      96,896   $  4,881,620
                                                            ------------
BROADCASTING -- 5.0%
Scripps Networks Interactive, Inc.,
   Class A ..................................     141,636      5,348,175
                                                            ------------
BUSINESS SERVICES -- 11.7%
Accenture PLC, Class A ......................     211,995      7,860,775
Automatic Data Processing, Inc. .............     118,967      4,734,887
                                                            ------------
                                                              12,595,662
                                                            ------------
CAPITAL GOODS -- 3.0%
Fastenal Co. ................................      92,648      3,196,356
                                                            ------------
CONSUMER SERVICES -- 13.1%
Ecolab, Inc. ................................      96,901      4,259,768
MasterCard, Inc., Class A ...................      22,616      4,953,356
Visa, Inc., Class A .........................      65,134      4,934,552
                                                            ------------
                                                              14,147,676
                                                            ------------
COSMETICS & PERSONAL CARE -- 4.4%
Colgate-Palmolive Co. .......................      60,788      4,779,760
                                                            ------------
DIVERSIFIED FINANCIALS -- 4.0%
Affiliated Managers Group, Inc.* ............      68,903      4,374,651
                                                            ------------
EDUCATION -- 5.8%
ITT Educational Services, Inc.* .............      68,968      6,231,259
                                                            ------------
HEALTHCARE - PRODUCTS -- 3.7%
DENTSPLY International, Inc .................     120,161      3,960,507
                                                            ------------
INFORMATION TECHNOLOGY -- 15.7%
EMC Corp.* ..................................     335,389      5,523,857
QUALCOMM, Inc. ..............................     127,417      5,276,338
Teradata Corp* ..............................     221,421      6,173,217
                                                            ------------
                                                              16,973,412
                                                            ------------
INSURANCE -- 12.4%
Aflac, Inc. .................................     185,385      7,691,624
Berkshire Hathaway, Inc., Class B* ..........       1,724      5,659,892
                                                            ------------
                                                              13,351,516
                                                            ------------

                                                  Number
                                                    of
                                                  Shares        Value
                                                ---------   ------------
OIL & GAS -- 4.7%
Suncor Energy, Inc. .........................     154,730   $  5,109,185
                                                            ------------
TRANSPORTATION -- 8.4%
C.H. Robinson Worldwide, Inc. ...............      77,475      4,269,647
Expeditors International of
   Washington, Inc. .........................     148,882      4,796,978
                                                            ------------
                                                               9,066,625
                                                            ------------
   TOTAL COMMON STOCKS
      (Cost $101,277,891) ...................                104,016,404
                                                            ------------

                                                Contracts
                                                ---------
OUTSTANDING OPTIONS PURCHASED -- 0.0%
CALL OPTIONS -- 0.0%
ITT Educational Services, Inc.
   Expires 01/16/10
   Strike Price $115 ........................         155         11,625
                                                            ------------
   TOTAL OUTSTANDING
      OPTIONS PURCHASED
      (Cost $111,616) .......................                     11,625
                                                            ------------
TOTAL INVESTMENTS -- 96.4%
   (Cost $101,389,507) ......................                104,028,029
                                                            ------------
OUTSTANDING OPTIONS WRITTEN -- (0.2)%
PUT OPTIONS -- (0.2)%
ITT Educational Services, Inc.**
   Expires 01/16/10
   Strike Price $110 ........................          93       (192,975)
                                                            ------------
   TOTAL OUTSTANDING
      OPTIONS WRITTEN
      (Premium $114,434) ....................                   (192,975)
                                                            ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 3.8% ...................                  4,079,147
                                                            ------------
NET ASSETS -- 100.0% ........................               $107,914,201
                                                            ============

----------
*    Non income producing.

** The amount of $2,699,375 in cash was segregated with the broker(s)/custodian to cover written options for the period ended October 31, 2009.

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2009
                                  (UNAUDITED)

ASSETS
   Investments, at value (Cost $101,389,507) .............................................   $104,028,029
   Cash ..................................................................................      1,484,450
   Restricted cash .......................................................................      2,699,375
   Receivable for capital shares sold ....................................................        132,254
   Dividends and interest receivable .....................................................        189,611
   Prepaid expenses and other assets .....................................................         89,612
                                                                                             ------------
      Total assets .......................................................................    108,623,331
                                                                                             ------------
LIABILITIES
   Options written, at value (premiums received $114,434) ................................        192,975
   Payable for capital shares redeemed ...................................................        368,424
   Payable to Investment Adviser .........................................................         69,547
   Payable for shareholder services fees .................................................          4,612
   Payable for Trustees and Officers .....................................................          1,855
   Payable for custodian fees ............................................................            535
   Accrued expenses ......................................................................         71,182
                                                                                             ------------
      Total liabilities ..................................................................        709,130
                                                                                             ------------
   NET ASSETS ............................................................................   $107,914,201
                                                                                             ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ........................................................   $    135,675
   Paid-in capital .......................................................................    131,413,074
   Accumulated net investment loss .......................................................       (283,358)
   Accumulated net realized loss from investments ........................................    (25,911,171)
   Net unrealized appreciation on investments ............................................      2,559,981
                                                                                             ------------
      Net Assets .........................................................................   $107,914,201
                                                                                             ============
CLASS I:
   Net asset value, offering and redemption price per share ($47,374,452 / 5,916,930) ....   $       8.01
                                                                                             ============
CLASS A:
   Net asset value, offering and redemption price per share ($39,572,600 / 4,968,689) ....   $       7.96
                                                                                             ============
   Maximum offering price per share (100/95 of $7.96) ....................................   $       8.38
                                                                                             ============
CLASS C:
   Net asset value, offering and redemption price per share ($20,967,149 / 2,681,844) ....   $       7.82
                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                             STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED OCTOBER 31, 2009
                                  (UNAUDITED)

INVESTMENT INCOME
   Dividends .............................................................................   $   623,172
   Less: foreign taxes withheld ..........................................................        (4,115)
   Interest ..............................................................................         1,525
                                                                                             -----------
      Total investment income ............................................................       620,582
                                                                                             -----------
EXPENSES
   Advisory fees (Note 2) ................................................................       469,383
   Transfer agent fees (Note 2) ..........................................................        90,383
   Distribution fees (Class C) (Note 2) ..................................................        74,955
   Administration and accounting fees (Note 2) ...........................................        72,868
   Trustees' and officers' fees ..........................................................        53,011
   Distribution fees (Class A) (Note 2) ..................................................        48,363
   Printing and shareholder reporting fees ...............................................        30,758
   Shareholder servicing fees (Class C) (Note 2) .........................................        24,985
   Registration and filing fees ..........................................................        23,750
   Legal fees ............................................................................        13,767
   Audit fees ............................................................................        13,106
   Custodian transaction and out of pocket fees (Note 2) .................................         1,508
   Other expenses ........................................................................        31,362
                                                                                             -----------
      Total expenses before waivers and reimbursements ...................................       948,199
                                                                                             -----------
      Less: waivers and reimbursements (Note 2) ..........................................       (44,259)
                                                                                             -----------
   Net expenses after waivers and reimbursements .........................................       903,940
                                                                                             -----------
   Net investment loss ...................................................................      (283,358)
                                                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments ....................................................    (5,418,833)
   Net realized gain from written options* ...............................................       205,357
   Net realized gain from purchased options* .............................................        60,451
   Net change in unrealized appreciation on investments ..................................    17,662,528
   Net change in unrealized depreciation on written options* .............................       (10,657)
   Net change in unrealized depreciation of purchased options* ...........................       (29,887)
                                                                                             -----------
   Net realized and unrealized gain from investments .....................................    12,468,959
                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................   $12,185,601
                                                                                             ===========

----------
*    The primary risk exposure is equity contracts (See Note 1).

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                    SIX MONTHS
                                                                                      ENDED          FOR THE
                                                                                     OCTOBER       YEAR ENDED
                                                                                     31, 2009         APRIL
                                                                                    (UNAUDITED)     30, 2009
                                                                                   ------------   ------------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment loss .........................................................   $   (283,358)  $   (930,386)
   Net realized loss from investments, written and purchased options ...........     (5,153,025)   (19,960,171)
   Net change in unrealized appreciation (depreciation) from investments,
      written and purchased options ............................................     17,621,984     (7,703,159)
                                                                                   ------------   ------------
   Net increase/(decrease) in net assets resulting from operations .............     12,185,601    (28,593,716)
                                                                                   ------------   ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS (NOTE 4) ........     21,223,826      2,431,481
                                                                                   ------------   ------------
Total increase/(decrease) in net assets ........................................     33,409,427    (26,162,235)
                                                                                   ------------   ------------
NET ASSETS
   Beginning of period .........................................................     74,504,774    100,667,009
                                                                                   ------------   ------------
   End of period ...............................................................   $107,914,201   $ 74,504,774
                                                                                   ============   ============
   Undistributed net investment income (loss) ..................................   $   (283,358)  $         --
                                                                                   ============   ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.


                                                                         CLASS I
                                                       -------------------------------------------
                                                                                          FOR THE
                                                           FOR THE                         PERIOD
                                                         SIX MONTHS                      SEPTEMBER
                                                        ENDED OCTOBER       FOR THE       6, 2007*
                                                          31, 2009        YEAR ENDED      TO APRIL
                                                         (UNAUDITED)    APRIL 30, 2009    30, 2008
                                                       --------------   --------------   ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............     $  6.94          $  9.37        $ 10.00
Net investment loss ................................       (0.01)(1)        (0.06)(1)         --(2)
Net realized and unrealized loss on investments ....        1.08(1)         (2.37)(1)      (0.62)
                                                         -------          -------        -------
Net decrease in net assets resulting from
   operations ......................................        1.07            (2.43)         (0.62)
                                                         -------          -------        -------
Dividends to shareholders from:
Tax return of capital ..............................          --               --          (0.01)
                                                         -------          -------        -------
Net asset value, end of period .....................     $  8.01          $  6.94        $  9.37
                                                         =======          =======        =======
Total investment return(3) .........................       15.42%(4)       (25.93)%        (6.23)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........     $47,374          $21,508        $26,556
Ratio of expenses to average net assets ............        1.60%(5)         1.81%          1.80%(5)
Ratio of expenses to average net assets
   without waivers and expense reimbursements(6) ...        1.70%(5)           --             --
Ratio of net investment income to average
   net assets ......................................       (0.27)%(5)       (0.77)%         0.00%(5)
Portfolio turnover rate ............................       11.34%(4)        51.89%         16.00%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

(6) Effective September 1, 2009, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                         CLASS A
                                                       -------------------------------------------
                                                                                          FOR THE
                                                           FOR THE                         PERIOD
                                                         SIX MONTHS                      SEPTEMBER
                                                        ENDED OCTOBER       FOR THE       6, 2007*
                                                          31, 2009        YEAR ENDED      TO APRIL
                                                         (UNAUDITED)    APRIL 30, 2009    30, 2008
                                                       --------------   --------------   ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............     $  6.91          $  9.36        $ 10.00
Net investment loss ................................       (0.02)(1)        (0.08)(1)      (0.01)
Net realized and unrealized loss on investments ....        1.07(1)         (2.37)(1)      (0.63)
                                                         -------          -------        -------
Net decrease in net assets resulting from
   operations ......................................        1.05            (2.45)         (0.64)
                                                         -------          -------        -------
Dividends to shareholders from:
Tax return of capital ..............................          --               --             --(2)
                                                         -------          -------        -------
Net asset value, end of period .....................     $  7.96          $  6.91        $  9.36
                                                         =======          =======        =======
Total investment return(3) .........................       15.20%(4)       (26.18)%        (6.37)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........     $39,573          $34,955        $46,944
Ratio of expenses to average net assets ............        1.87%(5)         2.06%          2.05%(5)
Ratio of expenses to average net assets without
   waivers and expense reimbursements(6) ...........        1.95%(5)           --             --
Ratio of net investment income to average
   net assets ......................................       (0.55)%(5)       (1.02)%        (0.23)%(5)
Portfolio turnover rate ............................       11.34%(4)        51.89%         16.00%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6) Effective September 1, 2009, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class C Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                                CLASS C
                                                       ----------------------------------------------------------
                                                           FOR THE
                                                       SIX MONTHS ENDED                         FOR THE PERIOD
                                                       OCTOBER 31, 2009   FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                         (UNAUDITED)        APRIL 30, 2009     TO APRIL 30, 2008
                                                       ----------------   ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............     $  6.81              $  9.31             $ 10.00
Net investment loss ................................       (0.05)(1)            (0.13)(1)           (0.06)
Net realized and unrealized loss
   on investments ..................................        1.06(1)             (2.37)(1)           (0.63)
                                                         -------              -------             -------
Net decrease in net assets resulting
   from operations .................................        1.01                (2.50)              (0.69)
                                                         -------              -------             -------
Dividends to shareholders from:
Tax return of capital ..............................          --                   --                  --(2)
                                                         -------              -------             -------
Net asset value, end of period .....................     $  7.82              $  6.81             $  9.31
                                                         =======              =======             =======
Total investment return(3) .........................       14.83%(4)           (26.85)%             (6.90)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........     $20,967              $18,042             $27,167
Ratio of expenses to average net assets ............        2.62%(5)             2.81%               2.80%(5)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements(6) ...............................        2.70%(5)               --                  --
Ratio of net investment income to average
   net assets ......................................       (1.30)%(5)           (1.77)%             (0.98)%(5)
Portfolio turnover rate ............................       11.34%(4)            51.89%              16.00%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

(6) Effective September 1, 2009, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2009
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Lateef Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2009, there were three series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class I, Class A, and Class C Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge ("CDSC") may be applicable to the purchase of Class A Shares made on or after October 10, 2008. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund's principal underwriter, PFPC Distributors, Inc. (the "Underwriter"), paid a commission to the selling broker-dealer for such sale.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     Fair Value Measurements - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

                                                                LEVEL 2       LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  10/31/09        PRICE         INPUT          INPUT
                                ------------   ------------   -----------   ------------
Investments in Securities*      $104,028,029   $104,016,404    $  11,625        $--
Other Financial Instruments**       (192,975)            --     (192,975)        --
                                ------------   ------------    ---------        ---
                                $103,835,054   $104,016,404    $(181,350)       $--
                                ============   ============    =========        ===

*    Please refer to the Portfolio of Investments for further details.

**   Other financial instruments include outstanding options written.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class.

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     OPTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                   (UNAUDITED)

     See Portfolio of Investments for purchased and written options outstanding at October 31, 2009 which is also indicative of volume activity for the six months ended October 31, 2009. The Fund had transactions in written options for the six months ended October 31, 2009 as follows:

                                NUMBER OF
                                CONTRACTS    PREMIUM
                                ---------   --------
Outstanding, April 30, 2009         857     $ 235,731
Call Options Written              2,130       213,119
Put Options Written                 543       248,830
Call Options Closed              (2,237)     (397,101)
Put Options Closed                 (200)      (61,398)
Call Options Expired               (750)      (51,749)
Put Options Exercised              (250)      (72,998)
                                  -----     ---------
Outstanding, October 31, 2009        93     $ 114,434
                                  =====     =========

     CREDIT RISK AND ASSET CONCENTRATIONS -- The Fund may invest a high percentage of its assets in specific sectors of the market in pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Lateef Investment Management, L.P. ("Lateef" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets under $500 million; 0.95% of the Fund's average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund's average daily net assets of $1 billion and over. Effective September 1, 2009, the Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by the lesser of (i) 0.25% of average daily net assets (25 basis points), or (ii) an amount necessary to ensure that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, do not exceed 1.25% of average daily net assets (125 basis points) (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2010, unless the Board of Trustees approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. As of October 31, 2009, investment advisory fees payable to the Adviser were $69,547. For the six months ended October 31, 2009, the Adviser waived fees of $44,259.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include Transfer Agent and Dividend Disbursing Agent fees, Custodian fees and Administration Service fees. For providing adminis-

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

trative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc., and provides certain custodial services to the Fund.

     PFPC Distributors, Inc., (the "Underwriter"), is a member of The PNC Financial Services Group, Inc. and provides principal underwriting services to the Fund.

     The Trust and the Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund's Class A and Class C Shares.

     The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class C Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The aggregate renumeration paid to the Trustees by the Trust during the six months ended October 31, 2009 was $43,125. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the six months ended October 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                           PURCHASES       SALES
                                          -----------   ----------
Investment Securities .................   $34,444,422   $9,742,014

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                   (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

     For the six months ended October 31, 2009 and the year ended April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                                  FOR THE SIX MONTHS ENDED
                                      OCTOBER 31, 2009           FOR THE YEAR ENDED
                                         (UNAUDITED)               APRIL 30, 2009
                                  ------------------------   -------------------------
                                    SHARES       VALUE         SHARES         VALUE
                                  ---------   ------------   ----------   ------------
Class I Shares:
   Sales ......................   3,377,537    $25,931,020    3,119,040   $ 23,874,185
   Reinvestments ..............          --             --           --             --
   Redemption Fees* ...........          --          2,230           --         13,019
   Redemptions ................    (558,561)    (4,328,471)  (2,855,035)   (20,799,416)
                                  ---------    -----------   ----------   ------------
   Net Increase ...............   2,818,976    $21,604,779      264,005   $  3,087,788
                                  =========    ===========   ==========   ============
Class A Shares:
   Sales ......................     722,471    $ 5,509,434    2,391,927   $ 17,756,648
   Reinvestments ..............          --             --           --             --
   Redemption Fees* ...........          --          2,649           --         20,327
   Redemptions ................    (809,052)    (6,173,649)  (2,351,508)   (17,154,783)
                                  ---------    -----------   ----------   ------------
   Net Increase ...............     (86,581)   $  (661,566)      40,419   $    622,192
                                  =========    ===========   ==========   ============
Class C Shares:
   Sales ......................     317,851    $ 2,367,464      688,362   $  5,379,628
   Reinvestments ..............          --             --           --             --
   Redemption Fees* ...........          --          1,371           --         12,054
   Redemptions ................    (284,429)    (2,088,222)    (956,699)    (6,670,181)
                                  ---------    -----------   ----------   ------------
   Net Increase/(Decrease) ....      33,422    $   280,613     (268,337)  $ (1,278,499)
                                  =========    ===========   ==========   ============

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less (prior to September 1, 2009; 120 days or less). The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of October 31, 2009, the following two shareholders held, of record beneficially, 10% or more of the outstanding shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its Customers (36%) and Charles Schwab & Co., Inc. Special Custody Account for the Benefit of its Customers (13%).

5. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required

                                   LATEEF FUND

                                OCTOBER 31, 2009
                                   (UNAUDITED)

in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     For the fiscal year ended April 30, 2008, the tax character of distributions paid by the Fund was $31,082 return of capital. There were no distributions paid by the Fund for the year ended April 30, 2009. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2009, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At October 31, 2009, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $101,389,507
                                ============
Gross unrealized appreciation      9,426,185
Gross unrealized depreciation     (6,787,663)
                                ------------
Net unrealized appreciation     $  2,638,522
                                ============

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2009, the Fund incurred post October capital losses of $11,304,544 that will be deferred to the fiscal year ended April 30, 2010.

     As of April 30, 2009, the Fund had a capital loss carryforward of $9,453,602. If not utilized against future capital gains, this capital loss carryforward will expire in 2017.

6. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through December 17, 2009, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                   LATEEF FUND

                                OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                   LATEEF FUND

                                 PRIVACY NOTICE
                                   (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (866) 499-2151.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                 (LATEEF LOGO)

                          LATEEF INVESTMENT MANAGEMENT

                                  LATEEF FUND
                                       OF
                               FUNDVANTAGE TRUST

                                 Class I Shares
                                 Class A Shares
                                 Class C Shares

                                  SEMI-ANNUAL
                                     REPORT

                                October 31, 2009
                                   (Unaudited)

INVESTMENT ADVISER
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund. Shares of the Lateef Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                         WHV INTERNATIONAL EQUITY FUND

                    SEMI-ANNUAL INVESTMENT ADVISOR'S REPORT
                                OCTOBER 31, 2009
                                  (UNAUDITED)

Dear WHV International Equity Fund Shareholder,

The WHV International Equity Fund is based on a unique investment philosophy grounded in the conviction that superior investment performance depends primarily on investing in the most attractive global economic sectors. This outlook on international equity investing has been the cornerstone of our investment process for over a decade.

Since our last letter in April the economic landscape around the world has improved dramatically. Most equity markets bottomed in mid-March of this year and have since seen dramatic growth. China and other emerging market economies have emerged as the driving force behind the recent rebound thereby allowing developed markets around the world to get back on track towards economic stability and future growth.

Historically, a mild recession is followed by a mild recovery and a severe recession is succeeded by a robust recovery. Investors appear to be discounting a sharp "V" global economic recovery with most stock markets around the world advancing 50-70% from the lows set in March to the end of the third quarter. In previous "V" economic recoveries, investors tended to favor economically sensitive investments such as energy and materials stocks. A "V" would also create global inflationary pressures and energy and natural resources have traditionally benefited from higher inflation.

However, the global economy may produce a weak recovery if the world continues to be plagued by major structural economic and financial problems. The U.S. consumer, accounting for 70% of the U.S. economy, may increase his/her savings rate significantly while borrowing and spending less than in previous recoveries due to reduced wealth, income and credit, higher unemployment and employment insecurity. In addition, the global banking system may adopt ultra-conservative lending policies which could overly restrict credit to both consumers and businesses.

In a weak non-"V" economic scenario, the unemployment rate may surge into the double digits, which could lead to an increase in crime and threaten social stability. Under this scenario, there may be increased economic, financial, political and social risk not only for the U.S., but for other highly industrialized and developed countries and newly capitalistic emerging market countries as well. Since this will be an intolerable scenario for governments around the world, their collective responses will most likely be increased government spending, lower interest rates and increased quantitative easing initiatives. Should this second round of reflationary monetary and fiscal policies come to pass, even higher government deficit spending, larger public debt offerings and increased paper money printing may occur leading to a slow growing "U" economic scenario.

Core inflation could remain moderate in a "U" economic recovery due to continued weakness in wage growth, rental housing costs and factory utilization. However, global investors may seek to reduce their trillions of cash holdings earning low interest rates to protect or hedge against the seemingly endless global flood of paper money printing (especially in U.S. Dollars). The world could experience asset inflation as opposed to core inflation as paper money devaluation would encourage investors to reduce their paper money stockpiles and purchase real or tangible assets such as energy and natural resources.

In summary, the world's economic and financial systems will perform quite differently in a "U" economic recovery compared to a "V." However, the Adviser believes that the WHV International Equity Fund has the potential to outperform the benchmark market indices irrespective of the shape of a global economic recovery.

                         WHV INTERNATIONAL EQUITY FUND

                    SEMI-ANNUAL INVESTMENT ADVISOR'S REPORT
                                OCTOBER 31, 2009
                                  (UNAUDITED)

As we have seen green shoots of economic growth emerge in the U.S. and throughout the global economy, the WHV International Equity Fund has generated a 56.97% return during the calendar year to date period ending October 31, 2009. The overall international equity market, as defined by the MSCI EAFE Index, advanced 27.97% for the same period. The Fund's significant outperformance for the period was attributable to its focused investments in the energy and materials sectors.

WHV would like to thank you for your investment in the Fund and we look forward to communicating with you in the future.

Sincerely,

Wentworth, Hauser and Violich & Hirayama Investments, LLC (sub-adviser)

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2009 and reflects the views of the investment adviser and sub-adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

                         WHV INTERNATIONAL EQUITY FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2009
                                  (UNAUDITED)

Total Returns for the Periods Ended October 31, 2009

                                                        SINCE
                                         SIX MONTHS   INCEPTION
                                         ----------   ---------
CLASS A SHARES (WITHOUT SALES CHARGE)*       N/A         8.80%
CLASS A SHARES (WITH SALES CHARGE)*          N/A         2.54%
CLASS I SHARES**                           33.12%       65.60%
MSCI EAFE INDEX                            31.50%       29.33%

* Class A Shares of the WHV International Equity Fund (the "Fund") commenced operations on August 1, 2009.

**   Class I Shares of the Fund commenced operations on December 19, 2008.

     Class A Shares of the Fund have a 5.75% sales charge.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(888) 948-4685 (WHV-INTL). THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL FUND GROSS AND NET OPERATING EXPENSE RATIOS ARE 163.93% AND 1.50%, RESPECTIVELY, FOR CLASS A SHARES AND 163.68% AND 1.25%, RESPECTIVELY, FOR CLASS I SHARES OF THE FUND'S AVERAGE DAILY NET ASSETS. THESE RATIOS ARE STATED IN THE CURRENT PROSPECTUS AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. WENTWORTH, HAUSER AND VIOLICH, INC, (THE "ADVISER) HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS A SHARES AND CLASS I SHARES TO 1.50% AND 1.25%, RESPECTIVELY. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2012, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION.

A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE.

THE FUND EVALUATES ITS PERFORMANCE AS COMPARED TO THAT OF THE MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST), WHICH IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. & CANADA. AS OF SEPTEMBER 2009, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND AND THE UNITED KINGDOM.

BECAUSE THE FUND INVESTS IN INTERNATIONAL SECURITIES, IT IS SUBJECT TO THE ADDITIONAL RISK OF INVESTING IN FOREIGN MARKETS AS WELL AS THE RISK OF LOSSES CAUSED BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES. THE FUND MAY ALSO INVEST IN SECURITIES OF COMPANIES OPERATING IN EMERGING MARKET COUNTRIES. SECURITIES OF SUCH COMPANIES MAY BE MORE VOLATILE THAN SECURITIES OF COMPANIES OPERATING IN MORE DEVELOPED MARKETS AND THEREFORE MAY INVOLVE ADDITIONAL RISKS.

                         WHV INTERNATIONAL EQUITY FUND

                            FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2009
                                  (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Class A Shares example is based on an investment of $1,000 invested at the beginning of the period from August 1, 2009 (date of commencement of operations) through October 31, 2009 and held for the entire period.

     The Class I Shares example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2009, through October 31, 2009 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         WHV INTERNATIONAL EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

                                                             WHV INTERNATIONAL EQUITY FUND
                                              -----------------------------------------------------------
                                                BEGINNING ACCOUNT
                                              VALUE AUGUST 1, 2009
                                               FOR CLASS A SHARES
                                                   MAY 1, 2009       ENDING ACCOUNT VALUE   EXPENSES PAID
                                               FOR CLASS I SHARES      OCTOBER 31, 2009     DURING PERIOD
                                              --------------------   --------------------   -------------
Class A Shares*
   Actual                                           $1,000.00              $1,088.00            $3.95
   Hypothetical (5% return before expenses)          1,000.00               1,008.80             3.80
Class I Shares**
   Actual                                           $1,000.00              $1,331.20            $7.34
   Hypothetical (5% return before expenses)          1,000.00               1,018.82             6.38

----------
* Expenses are equal to an annualized expense ratio for the period August 1, 2009 to October 31, 2009 of 1.50% for Class A Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (92), then divided by 365 to reflect the period. The Fund's ending account value on the first line of the table is based on the actual total return since inception for the Fund of 8.80% for Class A Shares.

** Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2009 of 1.25% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund's ending account value on the first line in the table is based on the actual six month total return for the Fund of 33.12% for Class I Shares.

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2009
                                  (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                                          % OF NET
                                                           ASSETS       VALUE
                                                          --------   -----------
COMMON STOCKS:
   Energy Equipment & Services ........................     29.0%    $ 6,095,280
   Metals & Mining ....................................     12.3       2,580,582
   Oil, Gas & Consumable Fuels ........................      9.9       2,082,093
   Food Products ......................................      8.9       1,867,242
   Chemicals ..........................................      7.3       1,537,551
   Road & Rail ........................................      5.2       1,083,258
   Insurance ..........................................      3.0         637,849
   Machinery ..........................................      2.5         525,342
   Electrical Equipment ...............................      2.3         490,202
   Tobacco ............................................      2.2         467,916
   Beverages ..........................................      2.2         461,642
   Pharmaceuticals ....................................      2.1         452,225
   Real Estate Management & Development ...............      1.1         225,929
   Capital Markets ....................................      1.0         213,762
   Aerospace & Defense ................................      0.9         193,810
   Multi-Utilities ....................................      0.9         178,908
   Other Assets in Excess of Liabilities ..............      9.2       1,933,707
                                                           -----     -----------
NET ASSETS ............................................    100.0%    $21,027,298
                                                           =====     ===========

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2009
                                  (UNAUDITED)

                                                         Number of
                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS -- 90.8%
AUSTRALIA -- 4.9%
BHP Billiton Ltd., SP ADR ............................      15,780   $ 1,034,852
                                                                     -----------
BERMUDA -- 6.1%
Bunge Ltd. ...........................................       6,440       367,466
Nabors Industries Ltd.* ..............................      32,410       675,100
PartnerRe Ltd. .......................................       3,230       247,030
                                                                     -----------
                                                                       1,289,596
                                                                     -----------
BRAZIL -- 6.2%
Petroleo Brasileiro SA, ADR . ........................       8,210       379,466
Vale SA, SP ADR ......................................      36,440       928,856
                                                                     -----------
                                                                       1,308,322
                                                                     -----------
CANADA -- 21.2%
Agrium, Inc. .........................................       8,775       411,986
Brookfield Asset Management, Inc., Class A ...........      10,810       225,929
Canadian National Railway Co. ........................      11,620       560,549
Canadian Natural Resources Ltd. ......................       8,150       527,060
Canadian Pacific Railway Ltd. ........................      12,125       522,709
Ensign Energy Services, Inc. .........................          10           142
Manulife Financial Corp. .............................       9,130       169,727
Potash Corp. of Saskatchewan, Inc. ...................       9,210       854,504
Suncor Energy, Inc. ..................................      26,225       865,949
Talisman Energy, Inc. ................................      18,245       309,618
                                                                     -----------
                                                                       4,448,173
                                                                     -----------
FRANCE -- 1.1%
AXA SA, SP ADR .......................................       8,915       221,092
                                                                     -----------
GERMANY -- 2.0%
BASF SE, SP ADR ......................................       4,380       234,768
RWE AG, SP ADR* ......................................       2,040       178,908
                                                                     -----------
                                                                         413,676
                                                                     -----------
IRELAND -- 4.8%
Cooper Industries plc, Class A .......................      12,670       490,202
Ingersoll-Rand plc ...................................      16,630       525,342
                                                                     -----------
                                                                       1,015,544
                                                                     -----------

                                                         Number of
                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS -- (CONTINUED)
LUXEMBURG -- 3.3%
Tenaris SA, ADR ......................................      19,420   $   691,740
                                                                     -----------
NETHERLANDS -- 4.7%
Core Laboratories NV .................................       5,000       521,500
Unilever NV, NY Shares ...............................      15,150       467,984
                                                                     -----------
                                                                         989,484
                                                                     -----------
NETHERLANDS ANTILLES -- 4.4%
Schlumberger Ltd. ....................................      14,770       918,694
                                                                     -----------
NORWAY -- 0.2%
Yara International ASA, ADR ..........................       1,085        36,293
                                                                     -----------
SWITZERLAND -- 21.1%
Nestle SA, SP ADR ....................................      10,570       491,716
Noble Corp. ..........................................      30,830     1,256,014
Novartis AG, ADR .....................................       8,705       452,225
Transocean Ltd.* .....................................      13,660     1,146,211
UBS AG* ..............................................      12,885       213,762
Weatherford International Ltd.* ......................      50,535       885,879
                                                                     -----------
                                                                       4,445,807
                                                                     -----------
UNITED KINGDOM -- 10.8%
BAE Systems plc, SP ADR ..............................       9,390       193,810
British American Tobacco plc, SP ADR .................       7,285       467,916
Cadbury plc, SP ADR ..................................      10,665       540,076
Diageo plc, SP ADR ...................................       7,100       461,642
Rio Tinto plc, SP ADR ................................       3,465       616,874
                                                                     -----------
                                                                       2,280,318
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost $18,771,271) .............................                19,093,591
                                                                     -----------
TOTAL INVESTMENTS -- 90.8%
   (Cost $18,771,271) ................................                19,093,591
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 9.2% ............................                 1,933,707
                                                                     -----------
NET ASSETS -- 100.0% .................................               $21,027,298
                                                                     ===========

----------
*       Non-income producing.

ADR     American Depositary Receipt

SP ADR  Sponsored American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2009
                                  (UNAUDITED)

ASSETS
   Investments, at value (Cost $18,771,271) ................   $19,093,591
   Cash ....................................................     2,278,726
   Receivable for capital shares sold ......................       223,404
   Dividends and interest receivable .......................        13,573
   Receivable from Investment Adviser ......................         5,015
   Prepaid expenses and other assets .......................        29,207
                                                               -----------
      Total assets .........................................    21,643,516
                                                               -----------
LIABILITIES
   Payable for capital shares redeemed .....................         4,970
   Payable for investments purchased .......................       550,351
   Payable for Trustees and Officers .......................         5,829
   Payable for custodian fees ..............................           593
   Accrued expenses ........................................        54,475
                                                               -----------
      Total liabilities ....................................       616,218
                                                               -----------
      Net Assets ...........................................   $21,027,298
                                                               ===========
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ..........................   $    12,697
   Paid-in capital .........................................    20,685,302
   Undistributed net investment income .....................         5,662
   Accumulated net realized gain from investments ..........         1,317
   Net unrealized appreciation on investments ..............       322,320
                                                               -----------
      Net Assets ...........................................   $21,027,298
                                                               ===========
CLASS A:
   Net asset value, offering and redemption price per share
      ($2,334,522/141,066) .................................   $     16.55
                                                               ===========
   Maximum offering price per share (100/94.25 of $16.55) ..   $     17.56
                                                               ===========
CLASS I:
   Net asset value, offering and redemption price per share
      ($18,692,776/1,128,675) ..............................   $     16.56
                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED OCTOBER 31, 2009
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends .............................................   $  41,811
   Less: foreign taxes withheld ..........................      (2,285)
   Interest ..............................................         225
                                                             ---------
      Total investment income ............................      39,751
                                                             ---------
EXPENSES
   Advisory fees (Note 2) ................................      27,771
   Administration and accounting fees (Note 2) ...........      38,023
   Transfer agent fees (Note 2) ..........................      28,001
   Audit fees ............................................      12,602
   Trustees' and officers' fees ..........................      11,906
   Custodian fees (Note 2) ...............................      11,827
   Legal fees ............................................      10,081
   Printing and shareholder reporting fees ...............       8,067
   Registration and filing fees ..........................       5,294
   Distribution fees (Class A) (Note 2) ..................         323
   Other expenses ........................................         939
                                                             ---------
      Total expenses before waivers and reimbursements ...     154,834
                                                             ---------
      Less: waivers and reimbursements (Note 2) ..........    (119,757)
                                                             ---------
   Net expenses after waivers and reimbursements .........      35,077
                                                             ---------
   Net investment income .................................       4,674
                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized gain from investments ....................       2,143
   Net change in unrealized appreciation on investments ..     286,886
                                                             ---------
   Net realized and unrealized gain from investments .....     289,029
                                                             ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $ 293,703
                                                             =========

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE
                                                               SIX MONTHS ENDED       FOR THE
                                                               OCTOBER 31, 2009    PERIOD ENDED
                                                                  (UNAUDITED)     APRIL 30, 2009*
                                                               ----------------   ---------------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................      $     4,674        $    988
   Net realized loss from investments ......................            2,143            (826)
   Net change in unrealized appreciation from investments ..          286,886          35,434
                                                                  -----------        --------
   Net increase in net assets resulting from operations ....          293,703          35,596
                                                                  -----------        --------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ...................................       20,542,999         155,000
                                                                  -----------        --------
   Total increase in net assets ............................       20,836,702         190,596
                                                                  -----------        --------
NET ASSETS
   Beginning of period .....................................          190,596              --
                                                                  -----------        --------
   End of period ...........................................      $21,027,298        $190,596
                                                                  ===========        ========
   Undistributed net investment income .....................      $     5,662        $    988
                                                                  ===========        ========

----------
*    The Fund commenced investment operations on December 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and notes thereto.

                                                                CLASS A
                                                          ------------------
                                                            FOR THE PERIOD
                                                          AUGUST 1, 2009* TO
                                                           OCTOBER 31, 2009
                                                              (UNAUDITED)
                                                          ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................       $15.22
                                                              ------
Net investment income .................................        (0.02)(1)
Net realized and unrealized gain on investments .......         1.35(1)
                                                              ------
Net increase in net assets resulting from operations ..         1.33
                                                              ------
Net asset value, end of period ........................       $16.55
                                                              ======
Total investment return(2) ............................         8.80%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............       $2,335
Ratio of expenses to average net assets ...............         1.50%(4)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .........................         2.86%(4)
Ratio of net investment income to average net assets ..        (0.50)%(4)
Portfolio turnover rate ...............................         0.09%(3)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and notes thereto.

                                                                         CLASS I
                                                          -------------------------------------
                                                               FOR THE
                                                          SIX MONTHS ENDED     FOR THE PERIOD
                                                          OCTOBER 31, 2009   DECEMBER 19, 2008*
                                                             (UNAUDITED)      TO APRIL 30, 2009
                                                          ----------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................      $ 12.44              $ 10.00
                                                             -------              -------
Net investment income .................................         0.02(1)              0.07(1)
Net realized and unrealized gain on investments .......         4.10(1)              2.37(1)
                                                             -------              -------
Net increase in net assets resulting from operations ..         4.12                 2.44
                                                             -------              -------
Net asset value, end of period ........................      $ 16.56              $ 12.44
                                                             =======              =======
Total investment return(2) ............................        33.12%(3)            24.40%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............      $18,693              $   191
Ratio of expenses to average net assets ...............         1.25%(4)             1.25%(4)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .........................         5.70%(4)           163.68%(4)
Ratio of net investment income to average net assets ..         0.20%(4)             1.73%(4)
Portfolio turnover rate ...............................         0.09%(3)            11.10%(3)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2009
                                  (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The WHV International Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2009, there were three series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                         WHV INTERNATIONAL EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

                                                           Level 2        Level 3
                                Total        Level 1     Significant   Significant
                               Value at       Quoted      Observable   Unobservable
                               10/31/09       Price         Input          Input
                             -----------   -----------   -----------   ------------
Investments in Securities*   $19,093,591   $19,093,591       $--            $--
                             ===========   ===========       ===            ===

*    Please refer to the Portfolio of Investments for further details.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and these differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

                         WHV INTERNATIONAL EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION -- Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations. For the six months ended October 31, 2009, the Fund did not incur any other foreign currency gain or loss.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     CURRENCY RISK -- The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.

                          WHV INTERNATIONAL EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     FOREIGN SECURITIES MARKET RISK -- Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Wentworth, Hauser and Violich, Inc. ("WHV" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. WHV has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses, excluding taxes, any class-specific expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions to 1.50% for Class A Shares and 1.25% for Class I Shares of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until April 30, 2012, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. As of October 31, 2009, the amount of potential recovery was as follows:

           EXPIRATION
-------------------------------
APRIL 30, 2012   APRIL 30, 2013
--------------   --------------
   $74,268          $119,757

For the period ended October 31, 2009, investment advisory fees accrued and waived were $27,771 and fees reimbursed by the Adviser were $91,986. As of October 31, 2009, $5,015 is due from the Adviser for reimbursement of other expenses.

     Hirayama Investments, LLC (the "Sub-Adviser") serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

                         WHV INTERNATIONAL EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     The Trust and Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The aggregate renumeration paid to the Trustees by the Trust during the period ended October 31, 2009 was $43,125. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the six months ended October 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                            PURCHASES     SALES
                           -----------   ------
Investment Securities ..   $18,610,356   $5,093

                         WHV INTERNATIONAL EQUITY FUND

                                OCTOBER 31, 2009
                                  (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

     For the periods ended October 31, 2009 and April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                            FOR THE PERIOD ENDED        FOR THE PERIOD
                              OCTOBER 31, 2009               ENDED
                                (UNAUDITED)             APRIL 30, 2009
                          -----------------------     ------------------
                            SHARES       VALUE         SHARES     VALUE
                          ---------   -----------     -------   --------
Class A Shares*:
   Sales ..............     141,378   $ 2,439,256         N/A   $    N/A
   Reinvestments ......          --            --         N/A        N/A
   Redemption Fees** ..          --            --***      N/A        N/A
   Redemptions ........        (312)       (5,172)        N/A        N/A
                          ---------   -----------      ------   --------
   Net Increase .......     141,066   $ 2,434,084         N/A   $    N/A
                          =========   ===========      ======   ========
Class I Shares****:
   Sales ..............   1,115,039   $18,139,133      15,319   $155,000
   Reinvestments ......          --            --          --         --
   Redemption Fees** ..          --             4          --         --
   Redemptions ........      (1,683)      (30,222)         --         --
                          ---------   -----------      ------   --------
   Net Increase .......   1,113,356   $18,108,915      15,319   $155,000
                          =========   ===========      ======   ========

----------
*    Class A Shares commenced operations on August 1, 2009.

** There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less (prior to September 1, 2009; 180 days or less). The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

***  Amount was less than $0.50.

**** Class I Shares commenced operations on December 19, 2008.

     As of October 31, 2009, the following two shareholders held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Charles Schwab & Co., Inc. Special Custody Account for the Benefit of Customers (73%) and Prudential Investment Service for the Benefit of Mutual Fund Clients (11%).

5. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

                         WHV INTERNATIONAL EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2009
                                  (UNAUDITED)

     There were no distributions paid by the Fund for the fiscal period ended April 30, 2009. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2009, the Fund had $1,051 of undistributed ordinary income on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At October 31, 2009, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $18,771,271
                                ===========
Gross unrealized appreciation       631,516
Gross unrealized depreciation      (309,196)
                                -----------
Net unrealized appreciation     $   322,320
                                ===========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period ended April 30, 2009, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2008.

6. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through December 17, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                               OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 948-4685 (WHV-INTL) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         WHV INTERNATIONAL EQUITY FUND

                                 PRIVACY NOTICE
                                  (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (888) 948-4685.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                         WENTWORTH, HAUSER AND VIOLICH
                               INVESTMENT COUNSEL

                                       WHV
                                  INTERNATIONAL
                                   EQUITY FUND
                                       OF
                                FUNDVANTAGE TRUST

                                 Class A Shares
                                 Class I Shares

                                  SEMI-ANNUAL
                                     REPORT

                                October 31, 2009
                                   (Unaudited)

This report is submitted for the general information of the shareholders of the WHV International Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV International Equity Fund. Shares of the WHV International Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER

Wentworth, Hauser and Violich, Inc.
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

SUB-ADVISER

Hirayama Investments, LLC
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

ADMINISTRATOR

PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL

Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form for the Lateef Fund, Corverus Strategic Equity Fund and WHV International Equity Fund. Schedules of Investments in securities of unaffiliated issuers for the Boston Advisors International Equity Fund, Boston Advisors U.S. Small Cap Equity Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, MBIA Municipal Bond Inflation Protection Fund, MBIA Core Plus Fixed Income Fund and Pemberwick Fund are not provided because such Funds ceased investment operations or have not yet commenced investment operations as of October 31, 2009.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                            FundVantage Trust


By (Signature and Title)*               /s/ Joel L. Weiss
                                        ----------------------------------------
                                        Joel L. Weiss, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Joel L. Weiss
                                        ----------------------------------------
                                        Joel L. Weiss, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date December 17, 2009


By (Signature and Title)*               /s/ James G. Shaw
                                        ----------------------------------------
                                        James G. Shaw, Treasurer and
                                        Chief Financial Officer
                                        (principal financial officer)

Date December 17, 2009

* Print the name and title of each signing officer under his or her signature.